Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Basis of Presentation [Abstract]
BASIS OF PRESENTATION

2.      BASIS OF PRESENTATION

Statement of compliance

These consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Basis of measurement

These condensed interim consolidated financial statements have been prepared on a historical cost basis, except for financial instruments classified as financial instruments at fair value. In addition, these condensed interim consolidated financial statements have been prepared using the accrual basis of accounting except for cash flow information.

Functional and presentation currency

These condensed interim consolidated financial statements are presented in United States dollars, unless otherwise noted, which is the functional currency of the Company and its subsidiaries.

Basis of consolidation

These condensed interim consolidated financial statements include the accounts of Versus Systems Inc. and its subsidiaries, from the date control was acquired. Control exists when the Company possesses power over an investee, has exposure to variable returns from the investee and has the ability to use its power over the investee to affect its returns. All inter-company balances and transactions, and any unrealized income and expenses arising from inter-company transactions, are eliminated on consolidation. For partially owned subsidiaries, the interest attributable to non-controlling shareholders is reflected in non-controlling interest. Adjustments to non-controlling interest are accounted for as transactions with owners and adjustments that do not involve the loss of control are based on a proportionate amount of the net assets of the subsidiary.

Name of Subsidiary	Place of Incorporation	Proportion of Ownership Interest	Principal Activity
Versus Systems (Holdco) Inc.	United States of America	81.9%	Holding Company
Versus Systems UK, Ltd.	United Kingdom	81.9%	Sales Company
Versus LLC	United States of America	81.9%	Technology Company
Xcite Interactive, Inc.	United States of America	100.0%	Technology Company

Significant Accounting Judgments, Estimates and Assumptions

The preparation of these condensed interim consolidated financial statements requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the condensed interim consolidated financial statements. Estimates and assumptions are continually evaluated and are based on historical experience and management’s assessment of current events and other facts and circumstances that are considered to be relevant. Actual results could differ from these estimates.

Significant assumptions about the future and other sources of estimation uncertainty that management has made at the end of the reporting period, that could result in a material adjustment to the carrying amounts of assets and liabilities in the event that actual results differ from assumptions made, relate to, but are not limited to, the following:

i) Deferred income taxes

Deferred tax assets, including those arising from un-utilized tax losses, require management to assess the likelihood that the Company will generate sufficient taxable earnings in future periods in order to utilize recognized deferred tax assets. Assumptions about the generation of future taxable profits depend on management’s estimates of future cash flows. In addition, future changes in tax laws could limit the ability of the Company to obtain tax deductions in future periods. To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the Company to realize the net deferred tax assets recorded at the reporting date could be impacted.

ii) Economic recoverability and probability of future economic benefits of intangible assets

Management has determined that intangible asset costs which were capitalized may have future economic benefits and may be economically recoverable. Management uses several criteria in its assessments of economic recoverability and probability of future economic benefits including anticipated cash flows and estimated economic life.

iii) Valuation of share-based compensation

The Company uses the Black-Scholes Option Pricing Model for valuation of share-based compensation. Option pricing models require the input of subjective assumptions including expected price volatility, interest rate, and forfeiture rate. Input assumptions changes can materially affect the fair value estimate and the Company’s earnings and equity reserves.

iv) Depreciation and Amortization

The Company’s intangible assets and equipment are depreciated and amortized on a straight-line basis, taking into account the estimated useful lives of the assets and residual values. Changes to these estimates may affect the carrying value of these assets, net loss, and comprehensive income (loss) in future periods.

v) Determination of functional currency

The functional currency of the Company and its subsidiaries is the currency of the primary economic environment in which each entity operates. Determination of the functional currency may involve certain judgments to determine the primary economic environment. The functional currency may change if there is a change in events and conditions which determines the primary economic environment.

vi) Revenue Recognition

The Company’s contracts with customers may include promises to transfer multiple products and services. For these contracts, the Company accounts for individual performance obligations separately if they are capable of being distinct and distinct within the context of the contract. Determining whether products and services are considered distinct performance obligations may require significant judgment. Judgment is also required to determine the stand-alone selling price, for each distinct performance obligation.

vii) Subsequent Valuation of Intangibles Assets and Goodwill

The Company uses three generally accepted principles to calculate the fair value of acquired intangible assets and goodwill from the Xcite acquisition: the income approach, the market approach, and the cost approach. The calculated fair value of each acquired asset is used in the Company’s annual impairment testing. Impairment loss is the amount by which the carrying amount of an asset or an asset group exceeds its fair value.

2.      BASIS OF PRESENTATION

Statement of compliance

These consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Basis of measurement

These consolidated financial statements have been prepared on a historical cost basis, except for financial instruments classified as financial instruments at fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting.

Functional and presentation currency

These consolidated financial statements are presented in United States dollars, unless otherwise noted, which is the functional currency of the Company and its subsidiaries.

Basis of consolidation

These consolidated financial statements include the accounts of Versus Systems Inc. and its subsidiaries, from the date control was acquired. Control exists when the Company possesses power over an investee, has exposure to variable returns from the investee and has the ability to use its power over the investee to affect its returns. All inter-company balances and transactions, and any unrealized income and expenses arising from inter-company transactions, are eliminated on consolidation. For partially owned subsidiaries, the interest attributable to non-controlling shareholders is reflected in non-controlling interest. Adjustments to non-controlling interest are accounted for as transactions with owners and adjustments that do not involve the loss of control are based on a proportionate amount of the net assets of the subsidiary.

Name of Subsidiary	Place of Incorporation	Proportion of Ownership Interest	Principal Activity
Versus Systems (Holdco) Inc.	United States of America	81.9%	Holding Company
Versus Systems UK, Ltd.	United Kingdom	81.9%	Sales Company
Versus LLC	United States of America	81.9%	Technology Company
Xcite Interactive, Inc.	United States of America	100.0%	Technology Company

Significant Accounting Judgments, Estimates and Assumptions

The preparation of these consolidated financial statements requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements. Estimates and assumptions are continually evaluated and are based on historical experience and management’s assessment of current events and other facts and circumstances that are considered to be relevant. Actual results could differ from these estimates.

Significant assumptions about the future and other sources of estimation uncertainty that management has made at the end of the reporting year, that could result in a material adjustment to the carrying amounts of assets and liabilities in the event that actual results differ from assumptions made, relate to, but are not limited to, the following:

i) Deferred income taxes

Deferred tax assets, including those arising from un-utilized tax losses, require management to assess the likelihood that the Company will generate sufficient taxable earnings in future periods in order to utilize recognized deferred tax assets. Assumptions about the generation of future taxable profits depend on management’s estimates of future cash flows. In addition, future changes in tax laws could limit the ability of the Company to obtain tax deductions in future periods. To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the Company to realize the net deferred tax assets recorded at the reporting date could be impacted.

ii) Economic recoverability and probability of future economic benefits of intangible assets

Management has determined that intangible asset costs which were capitalized may have future economic benefits and may be economically recoverable. Management uses several criteria in its assessments of economic recoverability and probability of future economic benefits including anticipated cash flows and estimated economic life.

iii) Valuation of share-based compensation

The Company uses the Black-Scholes Option Pricing Model for valuation of share-based compensation. Option pricing models require the input of subjective assumptions including expected price volatility, interest rate, and forfeiture rate. Input assumptions changes can materially affect the fair value estimate and the Company’s earnings(losses).

iv) Depreciation and Amortization

The Company’s intangible assets and equipment are depreciated and amortized on a straight-line basis, taking into account the estimated useful lives of the assets and residual values. Changes to these estimates may affect the carrying value of these assets, net loss, and comprehensive income (loss) in future periods.

v) Determination of functional currency

The functional currency of the Company and its subsidiaries is the currency of the primary economic environment in which each entity operates. Determination of the functional currency may involve certain judgments to determine the primary economic environment. The functional currency may change if there is a change in events and conditions which determines the primary economic environment.

vi) Revenue Recognition

The Company’s contracts with customers may include promises to transfer multiple products and services. For these contracts, the Company accounts for individual performance obligations separately if they are capable of being distinct and distinct within the context of the contract. Determining whether products and services are considered distinct performance obligations may require significant judgment. Judgment is also required to determine the stand-alone selling price, for each distinct performance obligation.

vii) Business combinations

Judgement was used in determining whether the acquisition of Xcite Interactive, Inc. was a business combination or an asset acquisition. Estimates were made as to the fair value of assets and liabilities acquired. In certain circumstances, such as the valuation of equipment, intangible assets and goodwill acquired, the Company may rely on independent third-party valuators. The Company measured all the assets acquired and liabilities assumed at their acquisition-date fair values.

The excess of the consideration paid over the acquisition-date fair values of the net assets acquired, was recognized as goodwill as of the acquisition date in business combination.

viii) Subsequent Valuation of Intangibles Assets and Goodwill

The Company uses three generally accepted principles to calculate the fair value of acquired intangible assets and goodwill from the Xcite acquisition: the income approach, the market approach, and the cost approach. The calculated fair value of each acquired asset is used in the Company’s annual impairment testing. Impairment loss is the amount by which the carrying amount of an asset or an asset group exceeds its fair value.